Nature and extent of risks arising from financial instruments	12 Months Ended
Oct. 31, 2019
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Nature and extent of risks arising from financial instruments

Note 29 Nature and extent of risks arising from financial instruments
We are exposed to credit, market and liquidity and funding risks as a result of holding financial instruments. Our risk measurement and objectives, policies and methodologies for managing these risks are disclosed in the shaded text along with those tables specifically marked with an asterisk (*) in the Credit risk section of Management’s Discussion and Analysis. These shaded text and tables are an integral part of these Consolidated Financial Statements.
Concentrations of credit risk exist if a number of our counterparties are engaged in similar activities, are located in the same geographic region or have comparable economic characteristics such that their ability to meet contractual obligations would be similarly affected by changes in economic, political or other conditions.
Concentrations of credit risk indicate the relative sensitivity of our performance to developments affecting a particular industry or geographic location. The amounts of credit exposure associated with certain of our on-
and
off-balance
sheet financial instruments are summarized in the following tables.

	As at October 31, 2019

(Millions of Canadian dollars, except percentage amounts)	Canada	%	United States	%	Europe	%	Other International	%	Total
On-balance sheet assets other than derivatives (1)	$646,567	69%	$189,240	20%	$60,554	6%	$50,642	5%	$947,003
Derivatives before master netting agreements (2), (3)	19,544	19%	23,250	23%	53,752	52%	6,421	6%	102,967
	$666,111	64%	$212,490	20%	$114,306	11%	$57,063	5%	$1,049,970
Off-balance sheet credit instruments (4)
Committed and uncommitted (5)	$367,907	67%	$148,326	27%	$29,462	5%	$5,774	1%	$551,469
Other	67,410	58%	15,246	13%	31,934	28%	1,491	1%	116,081
	$435,317	65%	$163,572	25%	$61,396	9%	$7,265	1%	$667,550

	As at October 31, 2018

(Millions of Canadian dollars, except percentage amounts)	Canada	%	United States	%	Europe	%	Other International	%	Total
On-balance sheet assets other than derivatives (1)	$594,823	66%	$184,040	21%	$60,645	7%	$50,486	6%	$889,994
Derivatives before master netting agreements (2), (3)	18,364	19%	20,053	21%	50,767	53%	6,063	7%	95,247
	$613,187	62%	$204,093	21%	$111,412	11%	$56,549	6%	$985,241
Off-balance sheet credit instruments (4)
Committed and uncommitted (5)	$345,545	66%	$142,692	27%	$31,530	6%	$7,140	1%	$526,907
Other	79,399	61%	14,852	11%	34,849	27%	987	1%	130,087
	$424,944	65%	$157,544	24%	$66,379	10%	$8,127	1%	$656,994

(1)	Includes assets purchased under reverse repurchase agreements and securities borrowed, loans and customers’ liability under acceptances. The largest concentrations in Canada are Ontario at 56% (October 31, 2018 – 54%), the Prairies at 16% (October 31, 2018 – 18%), British Columbia and the territories at 14% (October 31, 2018 – 14%) and Quebec at 10% (October 31, 2018 – 10%). No industry accounts for more than 35% (October 31, 2018 – 32%) of total on-balance sheet credit instruments. The classification of our sectors aligns with our view of credit risk by industry. Sectors have been revised from those previously presented.
(2)	A further breakdown of our derivative exposures by risk rating and counterparty type is provided in Note 8.
(3)	Excludes valuation adjustments determined on a pooled basis.
(4)	Balances presented are contractual amounts representing our maximum exposure to credit risk.
(5)	Represents our maximum exposure to credit risk. Retail and wholesale commitments respectively comprise 43% and 57% of our total commitments (October 31, 2018 – 42% and 58%). The largest concentrations in the wholesale portfolio relate to Financial services at 13% (October 31, 2018 – 14%), Utilities at 11% (October 31, 2018 – 11%), Real estate & related at 9% (October 31, 2018 – 9%), Other services at 7% (October 31, 2018 – 8%), and Oil & gas at 7% (October 31, 2018 – 7%). The classification of our sectors aligns with our view of credit risk by industry. Sector percentages have been revised from those previously presented.